Note 21 - Segment Reporting (Details) - Group’s Operations by Business Segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Net revenues
Total net revenues	¥ 2,828,308	$ 436,616	¥ 2,150,011	¥ 1,757,024
Operating costs and expenses
Total operating costs and expenses	(2,749,786)	(424,493)	(2,119,112)	(1,739,038)
Income (loss) from operations
Total income from operations	78,522	12,123	30,899	17,986
Agency [Member]
Net revenues
Total net revenues	2,155,264	332,716	1,624,410	1,418,512
Operating costs and expenses
Total operating costs and expenses	(1,969,329)	(304,012)	(1,486,871)	(1,305,306)
Income (loss) from operations
Total income from operations	185,935	28,704	137,539	113,206
Brokerage [Member]
Net revenues
Total net revenues	369,198	56,994	232,620	63,418
Operating costs and expenses
Total operating costs and expenses	(319,124)	(49,264)	(197,017)	(53,719)
Income (loss) from operations
Total income from operations	50,074	7,730	35,603	9,699
Claims Adjusting Segment [Member]
Net revenues
Total net revenues	303,846	46,906	292,981	261,206
Operating costs and expenses
Total operating costs and expenses	(292,613)	(45,171)	(275,539)	(234,129)
Income (loss) from operations
Total income from operations	11,233	1,735	17,442	27,077
Other Segments [Member]
Net revenues
Total net revenues				13,888
Operating costs and expenses
Total operating costs and expenses	(168,720)	(26,046)	(159,685)	(145,884)
Income (loss) from operations
Total income from operations	¥ (168,720)	$ (26,046)	¥ (159,685)	¥ (131,996)